Income/(loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic EPS
The computation of basic income/(loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period.

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Basic income (loss) per share	0.13	—	0.18	(0.03)
Diluted income (loss) per share	0.12	—	0.18	(0.03)

Issued ordinary shares at the end of the period	264,080,391	254,263,598	264,080,391	254,263,598

Net income / (loss) - basic	31.7	0.8	46.1	(6.6)
Convertible bond interest using the if converted method	3.0	—	6.0	—
Net income/(loss) - diluted	34.7	0.8	52.1	(6.6)

Weighted average numbers of shares outstanding for the period, basic	251,189,331	244,777,228	251,953,928	239,806,937
Dilutive effect of share options, RSU and Convertible Bond(1)	37,247,299	4,142,478	37,395,409	—
Weighted average numbers of shares outstanding for the period, diluted	288,436,630	248,919,706	289,349,337	239,806,937
(1) For the three and six months ended June 30, 2024, 8,118,362 share options and 862,780 restricted stock units using the treasury stock method and 33,554,319 shares issuable upon exercise of our convertible bonds due in May 2028 with a conversion price of $7.1347 per share, have been included as they are dilutive. For the three months ended June 30, 2023, 9,028,584 share options and 88,584 restricted stock units using the treasury stock method, have been included as they are dilutive.
The following potential share issuances effects of Convertible Bonds, share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive.

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Convertible bonds	—	34,027,031	—	34,027,031
Share options	2,100,000	280,000	2,100,000	9,220,000
Performance stock units	750,000	500,000	750,000	500,000
Restricted share units	—	—	—	88,584